UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Investors Trust

Ticker: JHI
Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports such as this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the transfer agent or from your financial intermediary. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and be provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling the transfer agent, Computershare, at 800-852-0218, by going to "Communication Preferences" at computershare.com/investor, or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform the transfer agent or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. Investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets.

In response to the sell-off, the U.S. Federal Reserve acted quickly with a broad array of actions to limit the economic damage from the pandemic, including up to $2.3 trillion in lending to support households, employers, financial markets, and state and local governments. These steps, along with the passage of an estimated $2 trillion federal economic stimulus bill, helped lift the markets in the final two weeks of March, while credit spreads rebounded off their highs as liquidity concerns eased.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Investors Trust

Table of contents

2	Your fund at a glance
3	Portfolio summary
5	Fund's investments
19	Financial statements
23	Financial highlights
24	Notes to financial statements
34	Additional information
34	Shareholder meeting
35	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTORS TRUST       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to generate income for distribution to its shareholders, with capital appreciation as a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

At net asset value
At closing market price
Bloomberg Barclays U.S. Government/Credit Bond Index
5.36
−13.75
−15.42
12.21
−8.26
−6.34
0.85
−0.13
5.66
3.76
3.03
4.11
6.03
4.57
4.25
6 month (cumulative)
1 year
3 year
5 year
10 year

The Bloomberg Barclays U.S. Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses and sales charges, which would result in lower returns.

The performance data contained within this material represents past performance, which does not guarantee future results.

Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund's performance at net asset value (NAV) is different from the fund's performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may be augmented when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund's most recent performance can be found at jhinvestments.com or by calling 800-852-0218.

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTORS TRUST       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 4/30/2020 (%)

QUALITY COMPOSITION AS OF 4/30/2020 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTORS TRUST       3

COUNTRY COMPOSITION AS OF 4/30/2020 (%)

United States	69.5
Luxembourg	4.5
Mexico	3.5
Canada	3.4
France	3.0
Cayman Islands	2.5
Netherlands	2.3
United Kingdom	1.7
Brazil	1.7
Ireland	1.3
Other countries	6.6
TOTAL	100.0
As a percentage of total investments.

A note about risks

As is the case with all exchange-listed, closed-end funds, shares of this fund may trade at a discount or a premium to the fund's net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. The fund's use of leverage creates additional risks, including greater volatility of the fund's NAV, market price, and returns. There is no assurance that the fund's leverage strategy will be successful. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of fund securities may negatively impact performance.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTORS TRUST       4

Fund’ s investments
AS OF 4-30-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 3.4% (2.1% of Total investments)				$4,527,548
(Cost $4,282,372)
U.S. Government Agency 3.4%				4,527,548
Federal National Mortgage Association
30 Yr Pass Thru	4.000	12-01-40	1,504,239	1,682,280
30 Yr Pass Thru	4.000	09-01-41	1,304,628	1,434,174
30 Yr Pass Thru	4.000	10-01-41	681,714	754,732
30 Yr Pass Thru	4.000	01-01-42	378,939	419,645

30 Yr Pass Thru	6.500	01-01-39	199,707	236,717
Corporate bonds 145.0% (89.1% of Total investments)				$192,008,181
(Cost $210,218,752)
Communication services 32.5%				43,062,437
Diversified telecommunication services 6.3%
CenturyLink, Inc. (A)(B)(C)	5.125	12-15-26	1,100,000	1,042,250
GCI LLC (A)	6.625	06-15-24	375,000	388,125
GCI LLC (B)(C)	6.875	04-15-25	935,000	965,388
Intelsat Jackson Holdings SA (A)(B)(C)	8.500	10-15-24	2,735,000	1,586,300
Level 3 Financing, Inc. (A)(B)(C)	4.625	09-15-27	1,245,000	1,233,546
Level 3 Financing, Inc.	5.375	01-15-24	1,200,000	1,209,000
Telecom Argentina SA (A)	8.000	07-18-26	350,000	281,404
Telecom Italia Capital SA (B)(C)	6.000	09-30-34	1,560,000	1,616,004
Entertainment 4.5%
Cinemark USA, Inc. (A)(C)	8.750	05-01-25	750,000	755,625
Lions Gate Capital Holdings LLC (A)(B)(C)	5.875	11-01-24	1,095,000	996,888
Lions Gate Capital Holdings LLC (A)(B)(C)	6.375	02-01-24	1,600,000	1,488,560
Netflix, Inc. (B)(C)	4.875	04-15-28	1,245,000	1,323,970
Netflix, Inc.	5.875	11-15-28	1,220,000	1,379,637
Interactive media and services 0.4%
Match Group, Inc. (A)(B)(C)	5.625	02-15-29	500,000	523,750
Media 11.6%
Altice Financing SA (A)(B)(C)	5.000	01-15-28	760,000	741,000
Altice Financing SA (A)	7.500	05-15-26	1,000,000	1,045,000
Altice France Holding SA (A)(B)(C)	6.000	02-15-28	710,000	647,875
Altice France Holding SA (A)(B)(C)	10.500	05-15-27	500,000	538,800
CCO Holdings LLC (A)	5.000	02-01-28	630,000	648,900
CCO Holdings LLC (A)	5.125	05-01-27	1,245,000	1,292,746
Charter Communications Operating LLC	2.800	04-01-31	1,000,000	1,005,212
Comcast Corp. (C)	3.300	04-01-27	820,000	897,534
CSC Holdings LLC (A)	5.500	04-15-27	1,245,000	1,294,411
CSC Holdings LLC (A)(B)(C)	7.500	04-01-28	855,000	939,592
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Grupo Televisa SAB (B)(C)	4.625	01-30-26		725,000	$753,253
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	967,606
iHeartCommunications, Inc. (A)	4.750	01-15-28		180,000	155,700
iHeartCommunications, Inc.	8.375	05-01-27		700,000	584,500
LCPR Senior Secured Financing DAC (A)(B)(C)	6.750	10-15-27		1,050,000	1,081,500
MDC Partners, Inc. (A)(B)(C)	6.500	05-01-24		1,955,000	1,515,125
ViacomCBS, Inc. (C)	5.850	09-01-43		1,125,000	1,273,198
Wireless telecommunication services 9.7%
America Movil SAB de CV	6.450	12-05-22	MXN	10,370,000	423,100
Colombia Telecomunicaciones SA ESP (A)	5.375	09-27-22		1,000,000	983,760
Comunicaciones Celulares SA (A)	6.875	02-06-24		1,775,000	1,775,000
SoftBank Group Corp.	5.125	09-19-27		1,000,000	928,761
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (D)	6.875	07-19-27		1,323,000	1,152,333
Sprint Corp.	7.125	06-15-24		1,750,000	1,964,375
Sprint Corp.	7.875	09-15-23		1,000,000	1,124,800
T-Mobile USA, Inc. (B)(C)	4.750	02-01-28		640,000	672,013
T-Mobile USA, Inc. (C)	6.500	01-15-26		1,125,000	1,186,875
Turkcell Iletisim Hizmetleri AS	5.750	10-15-25		1,255,000	1,207,296
United States Cellular Corp. (B)(C)	6.700	12-15-33		1,395,000	1,471,725
Consumer discretionary 15.6%					20,625,333
Automobiles 1.3%
Ford Motor Credit Company LLC (B)(C)	5.113	05-03-29		1,000,000	860,000
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(C)(D)	6.500	09-30-28		1,000,000	810,000
Diversified consumer services 1.8%
Garda World Security Corp. (A)(B)(C)	4.625	02-15-27		750,000	721,875
Sotheby's (A)(B)(C)	7.375	10-15-27		1,130,000	951,324
Stena International SA (A)(B)(C)	6.125	02-01-25		800,000	700,000
Hotels, restaurants and leisure 4.9%
Carnival Corp. (B)(C)	3.950	10-15-20		1,000,000	971,318
Connect Finco SARL (A)	6.750	10-01-26		1,110,000	1,060,050
Eldorado Resorts, Inc. (B)(C)	6.000	09-15-26		590,000	592,773
New Red Finance, Inc. (A)(B)(C)	4.375	01-15-28		585,000	565,666
Six Flags Theme Parks, Inc. (A)(B)(C)	7.000	07-01-25		375,000	388,050
Twin River Worldwide Holdings, Inc. (A)	6.750	06-01-27		750,000	596,250
Vail Resorts, Inc. (A)	6.250	05-15-25		300,000	309,750
Waterford Gaming LLC (A)(E)(F)	8.625	09-15-14		363,162	0
Wyndham Destinations, Inc. (A)	4.625	03-01-30		639,000	543,150
6	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wyndham Destinations, Inc.	6.350	10-01-25	1,190,000	$1,053,150
Yum! Brands, Inc. (A)(B)(C)	4.750	01-15-30	400,000	408,000
Household durables 1.2%
Lennar Corp. (B)(C)	5.875	11-15-24	800,000	832,000
Taylor Morrison Communities, Inc. (A)	6.000	09-01-23	720,000	695,700
Internet and direct marketing retail 3.7%
Expedia Group, Inc.	5.000	02-15-26	1,000,000	956,144
Expedia Group, Inc. (A)	6.250	05-01-25	530,000	540,232
Prosus NV (A)	4.850	07-06-27	1,445,000	1,550,777
Prosus NV (A)	5.500	07-21-25	915,000	1,002,770
Time Warner Cable LLC (B)(C)	4.500	09-15-42	815,000	861,846
Leisure products 1.0%
Diamond Sports Group LLC (A)	5.375	08-15-26	1,000,000	760,000
Diamond Sports Group LLC (A)(B)(C)	6.625	08-15-27	961,000	526,148
Multiline retail 1.0%
Kohl's Corp. (C)	9.500	05-15-25	1,000,000	1,026,633
Nordstrom, Inc. (A)(B)(C)	8.750	05-15-25	325,000	348,735
Specialty retail 0.5%
Asbury Automotive Group, Inc. (A)(B)(C)	4.500	03-01-28	170,000	142,749
Asbury Automotive Group, Inc. (A)(B)(C)	4.750	03-01-30	338,000	283,193
F-Brasile SpA (A)	7.375	08-15-26	340,000	232,050
Textiles, apparel and luxury goods 0.2%
Hanesbrands, Inc. (A)	5.375	05-15-25	335,000	335,000
Consumer staples 2.6%				3,466,731
Food and staples retailing 0.2%
Sysco Corp. (B)(C)	5.950	04-01-30	270,000	317,494
Food products 1.8%
JBS Investments II GmbH (A)(B)(C)	5.750	01-15-28	570,000	555,750
Kraft Heinz Foods Company (B)(C)	6.750	03-15-32	1,098,000	1,354,562
Post Holdings, Inc. (A)	5.625	01-15-28	510,000	518,925
Tobacco 0.6%
Reynolds American, Inc. (C)	6.875	05-01-20	720,000	720,000
Energy 18.5%				24,484,494
Energy equipment and services 1.2%
CSI Compressco LP	7.250	08-15-22	1,635,000	519,113
CSI Compressco LP (A)(B)(C)	7.500	04-01-25	500,000	325,000
Tervita Corp. (A)	7.625	12-01-21	655,000	432,300
Transocean, Inc. (A)	8.000	02-01-27	655,000	248,900
Oil, gas and consumable fuels 17.3%
Aker BP ASA (A)(C)	4.750	06-15-24	380,000	351,687
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Calumet Specialty Products Partners LP	7.750	04-15-23		700,000	$556,500
Cheniere Energy Partners LP (A)	4.500	10-01-29		1,620,000	1,494,450
Chesapeake Energy Corp.	7.500	10-01-26		1,325,000	33,125
Chesapeake Energy Corp.	8.000	06-15-27		425,000	8,500
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (D)	7.375	12-15-22		1,000,000	382,500
DCP Midstream Operating LP (B)(C)	5.375	07-15-25		1,600,000	1,296,000
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)(B)(C)	5.850	05-21-43		1,060,000	487,600
Denbury Resources, Inc. (A)(B)(C)	7.500	02-15-24		715,000	120,020
Energy Transfer Operating LP (C)	4.200	04-15-27		1,500,000	1,414,914
Energy Transfer Operating LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30		1,285,000	1,023,984
Kinder Morgan, Inc. (B)(C)	5.550	06-01-45		500,000	572,358
Marathon Petroleum Corp. (C)	4.750	09-15-44		1,500,000	1,359,850
MPLX LP (A)(B)(C)	5.250	01-15-25		870,000	861,261
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22		147,900	111,111
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26		729,925	72,080
Odebrecht Oil & Gas Finance, Ltd. (A)(D)	0.000	06-01-20		100,959	858
Parkland Fuel Corp. (A)(B)(C)	5.875	07-15-27		1,150,000	1,104,000
Parsley Energy LLC (A)(B)(C)	4.125	02-15-28		1,115,000	914,300
Parsley Energy LLC (A)	5.375	01-15-25		370,000	332,075
Parsley Energy LLC (A)	5.625	10-15-27		1,025,000	876,375
PBF Holding Company LLC (A)	6.000	02-15-28		1,050,000	747,495
PBF Holding Company LLC	7.250	06-15-25		1,005,000	771,338
Petrobras Global Finance BV (A)(B)(C)	5.093	01-15-30		1,041,000	948,872
Petroleos Mexicanos (A)	6.840	01-23-30		1,335,000	1,042,969
Petroleos Mexicanos	7.470	11-12-26	MXN	61,356,000	1,807,737
Sabine Pass Liquefaction LLC (C)	5.000	03-15-27		1,000,000	1,024,071
Sabine Pass Liquefaction LLC (C)	5.875	06-30-26		610,000	649,222
Sunoco Logistics Partners Operations LP (B)(C)	3.900	07-15-26		925,000	872,369
The Oil and Gas Holding Company BSCC (A)(B)(C)	7.500	10-25-27		1,155,000	1,093,086
WPX Energy, Inc. (B)(C)	5.250	09-15-24		700,000	628,474
Financials 28.7%					37,984,733
Banks 17.5%
Banco BTG Pactual SA (A)	5.750	09-28-22		2,540,000	2,479,700
Banco de Credito del Peru (A)	4.850	10-30-20	PEN	456,000	135,631
8	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26	1,385,000	$1,322,689
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)(C)(D)	6.100	03-17-25	2,760,000	2,921,736
BBVA Bancomer SA (A)	6.500	03-10-21	870,000	885,660
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)(C)(D)	7.000	08-16-28	1,205,000	1,256,213
Corp. Group Banking SA (A)	6.750	03-15-23	1,000,000	375,000
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(C)(D)	7.875	01-23-24	865,000	918,380
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)(C)(D)	8.125	12-23-25	2,495,000	2,769,450
Freedom Mortgage Corp. (A)(B)(C)	8.250	04-15-25	840,000	714,000
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (B)(C)(D)	6.500	03-23-28	1,880,000	1,865,186
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (C)(D)	6.875	06-01-21	760,000	761,900
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (C)(D)	6.500	04-16-25	1,410,000	1,398,015
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(C)(D)	6.750	02-01-24	1,500,000	1,610,370
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	1,165,000	1,141,700
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)(C)(D)	7.375	09-13-21	1,470,000	1,435,088
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)(C)(D)	5.875	06-15-25	1,065,000	1,136,888
Capital markets 2.7%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year CMT + 4.332%) (A)(D)	7.250	09-12-25	1,500,000	1,496,250
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)(C)(D)	7.500	07-17-23	1,100,000	1,111,000
Morgan Stanley (C)	5.750	01-25-21	1,000,000	1,032,630
Stearns Holdings LLC (A)	5.000	11-05-24	15,208	9,125
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance 4.8%
Ally Financial, Inc. (C)	5.800	05-01-25	2,000,000	$2,131,320
Avation Capital SA (A)	6.500	05-15-21	730,000	613,200
Enova International, Inc. (A)(B)(C)	8.500	09-01-24	465,000	404,550
Enova International, Inc. (A)	8.500	09-15-25	1,200,000	1,038,000
Springleaf Finance Corp. (B)(C)	6.875	03-15-25	1,650,000	1,560,405
Springleaf Finance Corp.	7.125	03-15-26	725,000	671,966
Diversified financial services 1.1%
Allied Universal Holdco LLC (A)	6.625	07-15-26	1,395,000	1,434,200
Insurance 1.2%
Athene Holding, Ltd. (B)(C)	6.150	04-03-30	1,500,000	1,565,531
Mortgage real estate investment trusts 0.7%
Starwood Property Trust, Inc. (B)(C)	5.000	12-15-21	970,000	906,950
Thrifts and mortgage finance 0.7%
Quicken Loans, Inc. (A)	5.750	05-01-25	900,000	882,000
Health care 12.2%				16,141,745
Health care providers and services 9.2%
Centene Corp. (A)	3.375	02-15-30	515,000	519,481
Centene Corp. (A)(B)(C)	4.625	12-15-29	400,000	438,000
Centene Corp. (A)(C)	5.375	06-01-26	1,000,000	1,059,610
DaVita, Inc. (B)(C)	5.000	05-01-25	975,000	989,625
DaVita, Inc. (B)(C)	5.125	07-15-24	1,145,000	1,162,175
Encompass Health Corp.	4.500	02-01-28	390,000	390,741
Encompass Health Corp.	4.750	02-01-30	600,000	600,078
Encompass Health Corp.	5.750	11-01-24	935,000	939,675
HCA, Inc. (B)(C)	5.250	04-15-25	1,000,000	1,115,030
HCA, Inc.	5.500	06-15-47	1,760,000	2,115,651
MEDNAX, Inc. (A)(B)(C)	5.250	12-01-23	1,575,000	1,499,841
Team Health Holdings, Inc. (A)	6.375	02-01-25	1,240,000	681,752
Tenet Healthcare Corp. (B)(C)	6.750	06-15-23	610,000	609,390
Pharmaceuticals 3.0%
Bausch Health Americas, Inc. (A)(B)(C)	9.250	04-01-26	1,000,000	1,100,000
Bausch Health Companies, Inc. (A)(B)(C)	5.250	01-30-30	560,000	554,400
Bausch Health Companies, Inc. (A)(B)(C)	7.000	01-15-28	900,000	933,750
Endo Finance LLC (A)	5.375	01-15-23	932,000	699,000
Mallinckrodt International Finance SA (A)	5.500	04-15-25	865,000	216,250
Teva Pharmaceutical Finance Netherlands III BV (B)(C)	6.000	04-15-24	520,000	517,296
Industrials 8.0%				10,561,110
Aerospace and defense 1.2%
Howmet Aerospace, Inc.	6.875	05-01-25	400,000	409,047
10	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
TransDigm, Inc. (A)(B)(C)	6.250	03-15-26	1,185,000	$1,159,819
Airlines 0.1%
Virgin Australia Holdings, Ltd. (A)(E)	8.125	11-15-24	1,100,000	165,000
Building products 1.2%
Builders FirstSource, Inc. (A)	5.000	03-01-30	370,000	317,497
Standard Industries, Inc. (A)(C)	5.375	11-15-24	1,220,000	1,223,050
Commercial services and supplies 1.7%
Cimpress PLC (A)	7.000	06-15-26	1,300,000	943,930
Clean Harbors, Inc. (A)	4.875	07-15-27	380,000	393,671
Clean Harbors, Inc. (A)	5.125	07-15-29	240,000	244,200
LSC Communications, Inc. (A)(E)	8.750	10-15-23	2,100,000	126,000
Williams Scotsman International, Inc. (A)	7.875	12-15-22	517,000	524,109
Construction and engineering 0.5%
AECOM (B)(C)	5.125	03-15-27	650,000	661,375
Road and rail 1.5%
Uber Technologies, Inc. (A)(B)(C)	7.500	09-15-27	600,000	612,060
Uber Technologies, Inc. (A)(B)(C)	8.000	11-01-26	1,350,000	1,383,764
Trading companies and distributors 1.8%
Ashland LLC (B)(C)	6.875	05-15-43	845,000	904,150
United Rentals North America, Inc.	5.500	07-15-25	1,475,000	1,493,438
Information technology 9.7%				12,812,938
Communications equipment 1.1%
CommScope, Inc. (A)(B)(C)	6.000	03-01-26	632,000	631,968
CommScope, Inc. (A)(B)(C)	8.250	03-01-27	800,000	768,000
IT services 0.4%
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25	725,000	549,188
Semiconductors and semiconductor equipment 0.4%
Micron Technology, Inc. (B)(C)	4.663	02-15-30	500,000	555,662
Software 1.7%
Camelot Finance SA (A)(B)(C)	4.500	11-01-26	400,000	403,000
Sprint Communications, Inc. (B)(C)	6.000	11-15-22	1,685,000	1,782,073
Technology hardware, storage and peripherals 6.1%
Dell International LLC (A)(C)	6.020	06-15-26	1,450,000	1,568,842
Dell International LLC (A)(B)(C)	6.200	07-15-30	860,000	951,144
Dell International LLC (A)(B)(C)	8.350	07-15-46	1,600,000	1,995,000
Seagate HDD Cayman (B)(C)	4.750	06-01-23	715,000	745,814
Seagate HDD Cayman	4.875	06-01-27	1,090,000	1,136,436
Seagate HDD Cayman (B)(C)	5.750	12-01-34	1,700,000	1,725,811
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Materials 9.6%				$12,655,141
Chemicals 1.7%
Braskem Netherlands Finance BV (A)(B)(C)	4.500	01-10-28	490,000	416,500
Ecolab, Inc. (C)	4.800	03-24-30	250,000	306,945
Orbia Advance Corp. SAB de CV (A)(B)(C)	5.500	01-15-48	835,000	775,515
The Scotts Miracle-Gro Company	4.500	10-15-29	720,000	702,000
Containers and packaging 1.1%
ARD Finance SA (6.500% Cash or 7.250% PIK) (A)	6.500	06-30-27	510,000	473,383
Reynolds Group Issuer, Inc. (A)(B)(C)	7.000	07-15-24	1,000,000	1,003,700
Metals and mining 5.8%
First Quantum Minerals, Ltd. (A)(B)(C)	7.250	05-15-22	1,875,000	1,755,188
First Quantum Minerals, Ltd. (A)(B)(C)	7.250	04-01-23	1,000,000	907,600
Freeport-McMoRan, Inc. (B)(C)	5.000	09-01-27	685,000	664,690
Freeport-McMoRan, Inc. (B)(C)	5.250	09-01-29	685,000	676,438
Freeport-McMoRan, Inc.	5.450	03-15-43	1,500,000	1,380,525
MMC Norilsk Nickel OJSC (A)	5.550	10-28-20	750,000	759,532
Novelis Corp. (A)	4.750	01-30-30	810,000	720,900
QVC, Inc.	5.950	03-15-43	1,000,000	751,250
Paper and forest products 1.0%
Norbord, Inc. (A)(B)(C)	5.750	07-15-27	700,000	637,000
Norbord, Inc. (A)(C)	6.250	04-15-23	735,000	723,975
Real estate 1.4%				1,931,920
Equity real estate investment trusts 1.4%
GLP Capital LP (B)(C)	5.375	04-15-26	815,000	811,944
Iron Mountain, Inc. (A)	5.250	03-15-28	815,000	796,663
VICI Properties LP (A)(B)(C)	4.625	12-01-29	350,000	323,313
Utilities 6.2%				8,281,599
Electric utilities 2.9%
ABY Transmision Sur SA (A)	6.875	04-30-43	1,008,885	1,256,062
Instituto Costarricense de Electricidad (A)	6.375	05-15-43	1,595,000	1,000,878
NRG Energy, Inc. (B)(C)	6.625	01-15-27	600,000	640,500
Vistra Operations Company LLC (A)	5.500	09-01-26	900,000	926,550
Gas utilities 1.4%
AmeriGas Partners LP (B)(C)	5.625	05-20-24	900,000	918,000
AmeriGas Partners LP (B)(C)	5.750	05-20-27	1,000,000	1,017,500
Independent power and renewable electricity producers 0.5%
Clearway Energy Operating LLC (A)(B)(C)	4.750	03-15-28	650,000	661,375
12	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Multi-utilities 1.4%
Berkshire Hathaway Energy Company (A)(C)	4.050	04-15-25		895,000	$1,006,427

Cheniere Corpus Christi Holdings LLC (B)(C)	7.000	06-30-24		800,000	854,307
Convertible bonds 1.1% (0.7% of Total investments)					$1,447,208
(Cost $1,989,343)
Communication services 1.1%					1,422,208
Entertainment 0.4%
WildBrain, Ltd. (A)	5.875	09-30-24	CAD	999,000	510,283
Media 0.7%
DISH Network Corp.	3.375	08-15-26		1,125,000	911,925
Energy 0.0%					25,000
Oil, gas and consumable fuels 0.0%

Chesapeake Energy Corp.	5.500	09-15-26		500,000	25,000
Capital preferred securities (G) 0.6% (0.3% of Total investments)					$745,035
(Cost $689,134)
Financials 0.6%					745,035
Banks 0.6%

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (B)(C)(D)(H)	5.570	06-01-20		750,000	745,035
Term loans (I) 5.9% (3.6% of Total investments)					$7,801,548
(Cost $10,090,038)
Communication services 1.8%					2,398,360
Interactive media and services 0.9%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%)	4.660	08-27-26		532,043	459,685
Ancestry.com Operations, Inc., Non-Extended Term Loan B (1 month LIBOR + 3.750%)	4.750	10-19-23		853,072	776,295
Media 0.9%
Hoya Midco LLC, 2017 1st Lien Term Loan (6 month LIBOR + 3.500%)	4.572	06-30-24		499,162	354,405
Pug LLC, USD Term Loan (1 month LIBOR + 3.500%)	3.904	02-12-27		997,500	807,975
Consumer discretionary 1.7%					2,218,068
Auto components 0.5%
American Tire Distributors, Inc., 2015 Term Loan (1 and 3 month LIBOR + 7.500%)	8.550	09-02-24		1,174,489	707,630
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 1.2%
Sotheby's, Term Loan B (1 month LIBOR + 5.500%)	6.500	01-15-27	1,706,709	$1,510,438
Energy 0.0%				42,756
Oil, gas and consumable fuels 0.0%
California Resources Corp., Second Out Term Loan (J)	TBD	12-31-21	1,200,000	42,756
Financials 2.4%				3,142,364
Capital markets 0.9%
Jane Street Group LLC, 2020 Term Loan (3 month LIBOR + 3.000%)	4.613	01-31-25	1,187,977	1,122,639
Diversified financial services 1.5%
Allied Universal Holdco LLC, 2019 Term Loan B (1 month LIBOR + 4.250%)	4.654	07-10-26	876,623	813,506
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%)	3.654	10-01-25	1,234,375	1,206,219
Industrials 0.0%				0
Airlines 0.0%
Global Aviation Holdings, Inc., PIK, 2nd Lien Term Loan (E)(F)	0.000	07-13-20	51,038	0

Global Aviation Holdings, Inc., PIK, 3rd Lien Term Loan (E)(F)	0.000	03-13-21	514,063	0
Collateralized mortgage obligations 0.8% (0.5% of Total investments)				$1,088,666
(Cost $1,050,600)
Commercial and residential 0.7%				998,398
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	2,792,472	39,789
Series 2007-4, Class ES IO	0.350	07-19-47	2,965,229	36,479
Series 2007-6, Class ES IO (A)	0.343	08-19-37	1,690,666	19,198
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	926,500	902,932
U.S. Government Agency 0.1%				90,268
Federal Home Loan Mortgage Corp. Series K017, Class X1 IO	1.433	12-25-21	2,953,903	45,736

Government National Mortgage Association Series 2012-114, Class IO	0.760	01-16-53	1,105,911	44,532
14	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 0.6% (0.4% of Total investments)				$769,721
(Cost $761,782)
Asset backed securities 0.6%				769,721
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	16,530	12,754
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	744,900	756,967

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$895
(Cost $595,095)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (F)(K)	34,014	0
Industrials 0.0%		0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (F)(K)	82,159	0
Information technology 0.0%		895
Software 0.0%

Avaya Holdings Corp. (B)(C)(K)	90	895
Preferred securities (L) 4.9% (3.0% of Total investments)		$6,513,327
(Cost $7,461,871)
Energy 0.6%		868,721
Energy equipment and services 0.0%
Nabors Industries, Ltd., 6.000% (B)(C)	7,950	26,951
Oil, gas and consumable fuels 0.6%
Energy Transfer Operating LP (7.600% to 5-15-24, then 3 month LIBOR + 5.161%) (B)(C)	39,800	841,770
Financials 0.7%		945,071
Banks 0.7%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.477% (H)	41,910	945,071
Industrials 0.1%		127,216
Machinery 0.1%
Stanley Black & Decker, Inc., 5.250% (B)(C)	1,600	127,216
Information technology 1.4%		1,831,392
Semiconductors and semiconductor equipment 1.4%
Broadcom, Inc., 8.000%	1,800	1,831,392
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	15

	Shares	Value
Utilities 2.1%		$2,740,927
Electric utilities 1.1%
NextEra Energy, Inc., 5.279%	25,250	1,090,548
The Southern Company, 6.750%	8,309	393,348
Multi-utilities 1.0%
Dominion Energy, Inc., 7.250%	5,350	525,531
DTE Energy Company, 6.250%	17,500	731,500
Warrants 0.0% (0.0% of Total investments)		$7,137
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (K)	20,390	7,137

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.1% (0.1% of Total investments)				$66,643
(Cost $0)
Stearns Holdings LLC (A)(F)(K)	9.375	08-15-20	578,000	66,643

	Par value^	Value
Short-term investments 0.4% (0.2% of Total investments)		$473,000
(Cost $473,000)
Repurchase agreement 0.4%		473,000
Repurchase Agreement with State Street Corp. dated 4-30-20 at 0.000% to be repurchased at $473,000 on 5-1-20, collateralized by $470,000 U.S. Treasury Notes, 2.000% due 8-31-21 (valued at $482,971)	473,000	473,000

Total investments (Cost $237,611,987) 162.8%	$215,448,909
Other assets and liabilities, net (62.8%)	(83,078,342)
Total net assets 100.0%	$132,370,567

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
16	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $103,639,275 or 78.3% of the fund's net assets as of 4-30-20.
(B)	All or a portion of this security is on loan as of 4-30-20, and is a component of the fund's leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-20 was $91,775,894. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $63,830,433.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Non-income producing security.
(L)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	17

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	34,583	USD	24,591	CITI	6/17/2020	$257	—
CAD	75,000	USD	53,935	MSCS	6/17/2020	—	$(48)
CAD	105,000	USD	74,715	RBC	6/17/2020	725	—
CAD	15,417	USD	10,962	TD	6/17/2020	114	—
MXN	10,600,000	USD	441,148	CITI	6/17/2020	—	(4,364)
USD	71,493	CAD	100,000	MSCS	6/17/2020	—	(356)
USD	625,544	CAD	831,000	TD	6/17/2020	28,485	—
USD	4,657,586	MXN	88,774,056	CITI	6/17/2020	999,564	—
USD	166,781	MXN	3,350,000	RBC	6/17/2020	28,740	—
						$1,057,885	$(4,768)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
TD	The Toronto-Dominion Bank
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $238,642,327. Net unrealized depreciation aggregated to $22,140,301, of which $5,828,298 related to gross unrealized appreciation and $27,968,599 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
18	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $237,611,987)	$215,448,909
Unrealized appreciation on forward foreign currency contracts	1,057,885
Cash	546
Foreign currency, at value (Cost $325)	330
Dividends and interest receivable	3,417,872
Receivable for investments sold	2,147,828
Other assets	230,371
Total assets	222,303,741
Liabilities
Unrealized depreciation on forward foreign currency contracts	4,768
Liquidity agreement	86,900,000
Payable for investments purchased	2,864,776
Interest payable	94,458
Payable to affiliates
Accounting and legal services fees	7,984
Trustees' fees	246
Other liabilities and accrued expenses	60,942
Total liabilities	89,933,174
Net assets	$132,370,567
Net assets consist of
Paid-in capital	$170,053,998
Total distributable earnings (loss)	(37,683,431)
Net assets	$132,370,567

Net asset value per share
Based on 8,707,025 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$15.20
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	19

STATEMENT OF OPERATIONS For the six months ended  4-30-20 (unaudited)

Investment income
Interest	$6,844,389
Dividends	227,185
Total investment income	7,071,574
Expenses
Investment management fees	644,241
Interest expense	881,127
Accounting and legal services fees	13,297
Transfer agent fees	27,351
Trustees' fees	20,040
Custodian fees	15,485
Printing and postage	29,817
Professional fees	48,169
Stock exchange listing fees	11,834
Other	6,732
Total expenses	1,698,093
Less expense reductions	(8,480)
Net expenses	1,689,613
Net investment income	5,381,961
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,329,828)
Forward foreign currency contracts	(333,978)
(2,663,806)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(26,144,216)
Forward foreign currency contracts	1,197,238
(24,946,978)
Net realized and unrealized loss	(27,610,784)
Decrease in net assets from operations	$(22,228,823)
20	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$5,381,961	$10,358,334
Net realized loss	(2,663,806)	(1,566,589)
Change in net unrealized appreciation (depreciation)	(24,946,978)	13,761,963
Increase (decrease) in net assets resulting from operations	(22,228,823)	22,553,708
Distributions to shareholders
From earnings	(5,424,477)	(10,432,759)
Total distributions	(5,424,477)	(10,432,759)
Total increase (decrease)	(27,653,300)	12,120,949
Net assets
Beginning of period	160,023,867	147,902,918
End of period	$132,370,567	$160,023,867
Share activity
Shares outstanding
Beginning of period	8,707,025	8,707,025
End of period	8,707,025	8,707,025
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	21

STATEMENT OF CASH FLOWS For the six months ended   4-30-20 (unaudited)

Cash flows from operating activities
Net decrease in net assets from operations	$(22,228,823)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(70,267,910)
Long-term investments sold	68,775,790
Proceeds from short sales	3,146,777
Net amortization of premium (discount)	189,171
(Increase) Decrease in assets:
Unrealized appreciation on forward foreign currency contracts	(1,057,771)
Foreign currency, at value	(330)
Dividends and interest receivable	(69,052)
Receivable for investments sold	(1,735,304)
Other assets	(11,278)
Increase (Decrease) in liabilities:
Unrealized depreciation on forward foreign currency contracts	(139,467)
Payable for investments purchased	448,299
Interest payable	(91,152)
Payable to affiliates	(5,937)
Other liabilities and accrued expenses	(42,540)
Net change in unrealized (appreciation) depreciation on:
Investments	26,117,538
Net realized (gain) loss on:
Investments	2,327,932
Net cash provided by operating activities	$5,355,943
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(5,424,477)
Net cash used in financing activities	$(5,424,477)
Net decrease in cash	$(68,534)
Cash at beginning of period	$69,080
Cash at end of period	$546
Supplemental disclosure of cash flow information:
Cash paid for interest	$(972,279)
22	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$18.38	$16.99	$18.81	$18.11	$17.20	$19.56
Net investment income[2]	0.62	1.19	1.21	1.28	1.32	1.41
Net realized and unrealized gain (loss) on investments	(3.18)	1.40	(1.79)	0.72	0.96	(2.28)
Total from investment operations	(2.56)	2.59	(0.58)	2.00	2.28	(0.87)
Less distributions
From net investment income	(0.62)	(1.20)	(1.24)	(1.30)	(1.39)	(1.49)
Anti-dilutive impact of repurchase plan	—	—	—	—	0.02 [3]	—
Net asset value, end of period	$15.20	$18.38	$16.99	$18.81	$18.11	$17.20
Per share market value, end of period	$13.90	$17.14	$15.51	$17.87	$16.73	$15.20
Total return at net asset value (%)[4,5]	(13.75) [6]	16.56	(2.74)	11.87	14.95	(3.85)
Total return at market value (%)[4]	(15.42) [6]	19.07	(6.54)	15.05	20.17	(12.80)
Ratios and supplemental data
Net assets, end of period (in millions)	$132	$160	$148	$164	$158	$151
Ratios (as a percentage of average net assets):
Expenses before reductions	2.26 [7]	2.74	2.52	1.95	1.79	1.54
Expenses including reductions[8]	2.25 [7]	2.73	2.51	1.94	1.78	1.53
Net investment income	7.16 [7]	6.77	6.76	6.96	7.75	7.70
Portfolio turnover (%)	30	40	52	53	62	74
Senior securities
Total debt outstanding end of period (in millions)	$87	$87	$87	$87	$87	$87
Asset coverage per $1,000 of debt[9]	$2,523	$2,841	$2,702	$2,884	$2,814	$2,741

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The repurchase plan was completed at an average repurchase price of $13.99 for 84,400 shares for the period ended 10-31-16.
[4]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Expenses including reductions excluding interest expense were 1.08% (annualized), 1.04%, 1.12%, 1.06%, 1.16% and 1.06% for the periods ended 4-30-20, 10-31-19, 10-31-18, 10-31-17, 10-31-16 and 10-31-15, respectively.
[9]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 8). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	23

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Investors Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
In 2012, 2015 and 2018, the fund filed registration statements with the Securities and Exchange Commission (SEC), in each case registering and/or carrying forward 1,000,000 common shares, through equity shelf offering programs. Under these programs, the fund, subject to market conditions, may raise additional equity capital from time to time by offering new common shares at a price equal to or above the fund’s net asset value (NAV) per common share.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
24	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$4,527,548	—	$4,527,548	—
Corporate bonds	192,008,181	—	192,008,181	—
Convertible bonds	1,447,208	—	1,447,208	—
Capital preferred securities	745,035	—	745,035	—
Term loans	7,801,548	—	7,801,548	—
Collateralized mortgage obligations	1,088,666	—	1,088,666	—
Asset backed securities	769,721	—	769,721	—
Common stocks	895	$895	—	—
Preferred securities	6,513,327	6,513,327	—	—
Warrants	7,137	7,137	—	—
Escrow certificates	66,643	—	—	$66,643
Short-term investments	473,000	—	473,000	—
Total investments in securities	$215,448,909	$6,521,359	$208,860,907	$66,643
Derivatives:
Assets
Forward foreign currency contracts	$1,057,885	—	$1,057,885	—
Liabilities
Forward foreign currency contracts	(4,768)	—	(4,768)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	25

and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
26	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or collateral on derivative contracts, if any.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a short-term capital loss carryforward of $1,859,818 and a long-term capital loss carryforward of $12,346,669 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, amortization and accretion on debt securities, and expiration of capital loss carryforwards
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	27

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2020, the fund used forward foreign currency contracts to manage currency exposure. The fund held forward foreign currency contracts with USD notional values ranging from $5.0 million to $6.1 million, as measured at each quarter end.
28	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at April 30, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$1,057,885	$(4,768)
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2020:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(333,978)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2020:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$1,197,238
Note 4—Guarantees and indemnifications
Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor for the common shares offered through the equity shelf offering of the fund.The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of (a) 0.650% of the ﬁrst $150 million of the fund’s average daily managed assets (net assets plus borrowings under the Liquidity Agreement (see Note 8)), (b) 0.375% of the next $50 million of the fund’s average daily managed assets, (c) 0.350% of the next $100 million of the fund’s average daily managed assets and (d) 0.300% of the fund’s average daily managed assets in excess of $300 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	29

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $8,480 for the six months ended April 30, 2020.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.54% of the fund's average daily managed net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.01% of the fund's average daily managed net assets.
Distributor. The fund will compensate the Distributor with respect to sales of the common shares offered through the equity shelf offering at a commission rate of 1.00% of the gross proceeds of the sale of common shares, a portion of which is allocated to the selling dealers. During the six months ended April 30, 2020 and the year ended October 31, 2019, there was no compensation paid to the Distributor. The Distributor has an agreement with a sub-placement agent in the sale of common shares. The fund is not responsible for payment of commissions to the sub placement agent.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
On December 10, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed and approved by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, up to of its outstanding common shares as of December 31, 2019. The current share repurchase plan will remain in effect between January 1, 2020 and December 31, 2020.
During the six months ended April 30, 2020 and the year ended October 31, 2019, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts, if any, are included on the Statements of changes in net assets. The anti-dilutive impacts of these share repurchases are included on the Financial highlights.
Transactions in common shares, if any, for the six months ended April 30, 2020 and the year ended October 31, 2019 are presented in the Statements of changes in net assets. Proceeds received in connection with the shelf offering are net of commissions and offering costs. Total offering costs of $248,706 have been prepaid by the fund. As of April 30, 2020, $44,629 has been deducted from proceeds of shares issued and the remaining $204,077 is included in Other assets on the Statement of assets and liabilities.
30	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

Note 7—Leverage risk
The fund utilizes a Liquidity Agreement (LA) to increase its assets available for investment. When the fund leverages its assets, shareholders bear the expenses associated with the LA and have potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund’s assets. Leverage creates risks that may adversely affect the return for the holders of shares, including:
•	the likelihood of greater volatility of NAV and market price of shares;
•	fluctuations in the interest rate paid for the use of the LA;
•	increased operating costs, which may reduce the fund’s total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund’s obligations under such leverage remains fixed; and
•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund’s return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived. The use of securities lending to obtain leverage in the fund’s investments may subject the fund to greater risk of loss than would reinvestment of collateral in short term highly rated investments.
In addition to the risks created by the fund’s use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the LA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund’s ability to generate income from the use of leverage would be adversely affected.
Note 8—Liquidity Agreement
The fund has entered into a Liquidity Agreement (LA) with State Street Bank and Trust Company (SSB) that allows it to borrow or otherwise access up to $86.9 million (maximum facility amount) through a line of credit, securities lending and reverse repurchase agreements. The amounts outstanding at April 30, 2020 are shown in the Statement of assets and liabilities as the Liquidity agreement.
The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund’s authorized agent for these transactions. All transactions initiated through SSB are required to be secured with cash collateral received from the securities borrower (the Borrower) or cash is received from the reverse repurchase agreement (Reverse Repo) counterparties. Securities lending transactions will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. Cash received by SSB from securities lending or Reverse Repo transactions is credited against the amounts borrowed under the line of credit.
Upon return of securities by the Borrower or Reverse Repo counterparty, SSB will return the cash collateral to the Borrower or proceeds from the Reverse Repo, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.
SSB has indemnified the fund for certain losses that may arise if the Borrower or a Reverse Repo Counterparty fails to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any of the fund’s losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	31

from the Borrower or proceeds from the Reverse Repo counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the Borrower or Reverse Repo counterparty fails to return the securities on a timely basis.
Under normal circumstances, interest charged is at the rate of one month LIBOR (London Interbank Offered Rate) plus 0.600% and is payable monthly on the aggregate balance of the drawdowns outstanding under the LA. As of April 30, 2020, the fund had an aggregate balance of $86,900,000 at an interest rate of 0.93%, which is reflected in the Liquidity agreement on the Statement of assets and liabilities. During the six months ended April 30, 2020, the average balance of the LA and the effective average interest rate were $86,900,000 and 2.04%, respectively.
The fund may terminate the LA with 60 days’ notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the fund with 360 days’ notice prior to terminating the LA.
Due to the anticipated discontinuation of LIBOR, as discussed in Note 9, the LA may be amended to remove LIBOR as the reference rate for interest and to replace LIBOR with an alternative reference rate for interest mutually agreed upon by the fund and SSB. However, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate and the potential effect of a transition away from LIBOR on the fund and/or the LA cannot yet be fully determined.
Note 9—LIBOR Discontinuation Risk
The LA utilizes LIBOR as the reference or benchmark rate for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants such as the fund and SSB will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate in the LA. It is expected that market participants will amend financial instruments referencing LIBOR, such as the LA, to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate. The use of an alternative reference rate, or the transition process to an alternative reference rate, may result in increases to the interest paid by the fund pursuant to the LA and, therefore, may adversely affect the fund's performance.
Note 10—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $70,267,910 and $68,775,790, respectively, for the six months ended April 30, 2020.
32	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

Note 11—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.
Note 12—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	33

Additional information (Unaudited)

Investment objective and policy

The fund is a diversified, closed-end, management investment company, common shares of which were initially offered to the public in January 1971. The fund's primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective. The preponderance of the fund's assets are invested in a diversified portfolio of debt securities issued by U.S. and non-U.S. corporations and governments, some of which may carry equity features. Up to 50% of the value of the fund's assets may be invested in restricted securities acquired through private placements. The fund may also invest in repurchase agreements. The fund utilizes a liquidity agreement to increase its assets available for investments.

Dividends and distributions

During the six months ended April 30, 2020, distributions from net investment income totaling $0.6230 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

Payment Date	Income Distributions
December 31, 2019	$0.3274
March 31, 2020	0.2956
Total	$0.6230

Shareholder meeting

The fund held its Annual Meeting of Shareholders on Monday, February 3, 2020. The following proposal was considered by the shareholders:

Proposal: To elect twelve (12) Trustees to serve until their respective successors have been duly elected and qualified.

	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Charles L. Bardelis	6,348,571.428	236,265.650
James R. Boyle	6,386,631.807	198,205.271
Peter S. Burgess	6,388,470.616	196,366.462
William H. Cunningham	6,383,190.311	201,646.767
Grace K. Fey	6,313,370.407	271,466.671
Deborah C. Jackson	6,335,148.737	249,688.341
Hassell H. McClellan	6,374,729.477	210,107.601
James M. Oates	6,385,370.616	199,466.462
Steven R. Pruchansky	6,389,481.428	195,355.650
Gregory A. Russo	6,314,294.946	270,542.132
Non-Independent Trustee
Andrew G. Arnott	6,403,486.807	181,350.271
Marianne Harrison	6,377,369.807	207,467.271

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTORS TRUST       34

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

John F. Addeo, CFA
Jeffrey N. Given, CFA
Dennis F. McCafferty, CFA

Distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Computershare Shareowner Services, LLC

Legal counsel

K&L Gates LLP

Stock symbol

Listed New York Stock Exchange: JHI

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

You can also contact us:
800-852-0218 jhinvestments.com	Regular mail: Computershare P.O. Box 505000 Louisville, KY 40233	Express mail: Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTORS TRUST       35

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investment Management at 800-852-0218, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

The John Hancock funds are distributed by John Hancock Investment Management Distributors LLC. Member FINRA SIPC.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management LLC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

MF1182623	P5SA 4/20 6/2020

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) Not applicable.
(b)

Period	Total number of shares purchased	Average price per share	Total number of shares purchased as part of publicly announced plans*	Maximum number of shares that may yet be purchased under the plans
Nov-19	-	-	-	870,703
Dec-19	-	-	-	870,703
Jan-20	-	-	-	870,703*
Feb-20	-	-	-	870,703
Mar-20	-	-	-	870,703
Apr-20	-	-	-	870,703
Total	-	-

* On December 10, 2015, the Board of Trustees approved a share repurchase plan, which has been subsequently reviewed and approved by the Board of Trustees. Under the current share repurchase plan, the Fund may purchase in the open market, up to 10% of its outstanding common shares as of December 31, 2019. The current share plan will remain in effect between January 1, 2020 and December 31, 2020.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activities. See Note 8 to financial statements in Item 1.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 25, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 25, 2020